Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before taxes	$ 239	$ (27,734)	$ (65,788)	$ (113,689)	$ (167,979)	$ (298,884)	$ (129,221)
Income tax (benefit)/expense	$ (380)	$ (69)	$ (1,324)	$ (562)	$ (3,192)	$ 1,265	$ (3,154)
Argentina
Income tax rate					35.00%
Effective Tax Rate On Corporate Assets					1.00%
Tax rate on revenues					5.00%	5.00%	5.00%
Paraguay
Options to determine income tax liabilities					Under the first option income tax liabilities for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights are considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay. Alternatively, only 30% of revenues derived from international freights are considered Paraguayan sourced.
Income tax rate					10.00%
Tax rate on revenues					1.00%
Corporate Income Tax Rate					10.00%
Brazil
Corporate Income Tax Rate					34.00%
If carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay | Revenue
Amount concentration percentage					50.00%
Alternative scenario | Revenue
Amount concentration percentage					30.00%
For the year 2018 | Argentina
Income tax rate					30.00%
From 2019 onwards | Argentina
Income tax rate					25.00%
From January 2018 | Argentina
Tax rate on revenues					3.00%